Commitments and Contingencies (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases
Six months ended December 31, 2013	$ 1,500,000		$ 1,500,000
2014	2,300,000		2,300,000		2,237,000
2015	1,400,000		1,400,000		1,407,000
2016	1,000,000		1,000,000		948,000
2017	300,000		300,000		229,000
Thereafter	300,000		300,000		233,000
Operating leases	6,800,000		6,800,000		7,840,000
Unconditional Purchase Obligations
Six months ending, 2013	93,900,000		93,900,000
2014	108,300,000		108,300,000		105,430,000
2015	96,500,000		96,500,000		94,514,000
2016	89,400,000		89,400,000		87,473,000
2017	88,200,000		88,200,000		86,189,000
Thereafter	938,400,000		938,400,000		919,024,000
Unconditional purchase obligations	1,414,700,000		1,414,700,000		1,405,573,000
Lease expenses	800,000	800,000	1,600,000	1,500,000	2,900,000	1,400,000	600,000
Petroleum transportation service agreement with TransCanada | CRRM
Unrecorded purchase agreements
Amount payable related to petroleum transportation service agreements	$ 979,800,000		$ 979,800,000		$ 1,007,800,000
Term of agreement			20 years		18 years
Minimum quantity of crude oil to be received per day (in barrels)	25,000		25,000		25,000
Period over which minimum quantity of crude oil is receivable			18 years		20 years